Segment and Geographic Information - Summary of Property, Plant and Equipment, Net of Accumulated Depreciation by Countries (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [line items]
Property, plant and equipment, net of accumulated depreciation	$ 77,479	$ 81,754	$ 96,135
United States [member]
Disclosure of geographical areas [line items]
Property, plant and equipment, net of accumulated depreciation	43,651	46,922
Canada [member]
Disclosure of geographical areas [line items]
Property, plant and equipment, net of accumulated depreciation	30,459	31,183
Canada [member] | Energy [member]
Disclosure of geographical areas [line items]
Property, plant and equipment, net of accumulated depreciation	$ 3,369	$ 3,649